Commitments and Contingent Liabilities - Additional information (Detail) € in Thousands	Dec. 31, 2023 EUR (€) Employees	Dec. 31, 2022 EUR (€)
Guarantees [member]
Disclosure of finance lease and operating lease by lessee [line items]
Contingent liability	€ 9,067	€ 4,424
Early Retirement Agreement Signed with Governmental Authorities [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Contingent liability	€ 4,459
Number of employees under early retirement agreement | Employees	59
Guarantee period	60 months